Segment Reporting - Schedule of Operating Segment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Operating Segment [Abstract]
Revenues	$ 21,150,042	$ 35,611,761	$ 50,278,937
Cost of revenues	(18,864,549)	(29,275,274)	(45,309,410)
Gross profit	$ 2,285,493	$ 6,336,487	$ 4,969,527
Profit margin	10.80%	17.80%	9.90%
Operating expenses:
Selling and marketing	$ (25,497)	$ (32,738)	$ (34,132)
General and administrative	(1,184,369)	(1,118,217)	(1,141,069)
Share-based compensation	(14,236,000)
Total operating expenses	(15,445,866)	(1,150,955)	(1,175,201)
Income (loss) from operations	$ (13,160,373)	$ 5,185,532	$ 3,794,326
Operating margin	(62.20%)	14.60%	7.60%
Other income(loss), net:
Other income	$ 1,213	$ 5,290	$ 30,541
Other expenses		(2,726)
Interest income,net	1,464	(2,446)	10,269
Total other (loss) income, net	2,677	118	40,810
Income (loss) before taxes	(13,157,696)	5,185,650	3,835,136
Income tax	(212,053)	(903,282)	(679,815)
Net income (loss)	$ (13,369,749)	$ 4,282,368	$ 3,155,321